Subsequent Events	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Acquisitions/Financing

On April 15, 2020, the Company, through the Sub OPs, purchased an aggregate principal amount of approximately $3.1 million of the X3 tranche of the Freddie Mac K-1510 CMBS at a price of $28.10. Approximately $0.6 million of the purchase price was financed through a repurchase agreement bearing an interest rate of 1.50% over 1-month LIBOR. The underlying portfolio consists of 45 fixed-rate mortgage loans, secured by multifamily properties.

On April 15, 2020 the Company, through the Sub OPs, purchased an aggregate principal amount of approximately $3.2 million of the X3 tranche of the Freddie Mac K-1513 CMBS at a price of $23.10. Approximately $0.5 million of the purchase price was financed through a repurchase agreement bearing an interest rate of 1.50% over 1-month LIBOR. The underlying portfolio consists of 47 fixed-rate mortgage loans, secured by multifamily properties.

On April 21, 2020, the Company, through the Sub OPs, entered into a repurchase agreement and borrowed approximately $48.8 million. Approximately $134.4 million par value of the Company’s CMBS B-Piece investments were posted as collateral. The loan bears interest at 2.75% over 1-month LIBOR. A portion of the proceeds were used to finance the purchase of the Class D tranche of the Freddie Mac K-107 CMBS.

On April 23, 2020, the Company, through the Sub OPs, purchased an aggregate principal amount of approximately $82.0 million of the Class D tranche of the Freddie Mac K-107 CMBS at a price of $57.18. The underlying portfolio consists of 50 fixed-rate mortgage loans, secured by multifamily properties. The Company owns 100% of the most subordinate tranche of this CMBS trust, which includes the controlling class, and has the ability to remove and replace the special servicer. As such, it is expected that this CMBS trust will be consolidated by the Company.

Dividends Declared

On May 4, 2020, the Board declared a quarterly dividend of $0.40 per share, payable on June 30, 2020 to stockholders of record on June 15, 2020.

4. Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through January 17, 2020, the date the financial statement was issued, and determined there are no subsequent events to report.